ADVANCES FROM CUSTOMERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue By Major Customer [Line Items]
Total	$ 29,396,238	$ 38,568,344
Less: Current portion of Advance from customers	(29,396,238)	(26,060,543)
Long term advance from customers		12,507,801
Customer C [Member]
Deferred Revenue By Major Customer [Line Items]
Total	15,532,572	16,119,606
Customer I [Member]
Deferred Revenue By Major Customer [Line Items]
Total	6,852,496
Customer F [Member]
Deferred Revenue By Major Customer [Line Items]
Total	3,462,084	7,364,873
Customer B [Member]
Deferred Revenue By Major Customer [Line Items]
Total		7,026,172
Customer A [Member]
Deferred Revenue By Major Customer [Line Items]
Total		2,211,201
Customer E [Member]
Deferred Revenue By Major Customer [Line Items]
Total	1,532,632	2,156,858
Other Customers [Member]
Deferred Revenue By Major Customer [Line Items]
Total	$ 2,016,454	$ 3,689,634